INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended																			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Technology USD ($)	Dec. 31, 2013 Technology CNY	Dec. 31, 2012 Technology CNY	Dec. 31, 2013 Non-compete agreement USD ($)	Dec. 31, 2013 Non-compete agreement CNY	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2013 Customer relationship USD ($)	Dec. 31, 2013 Customer relationship CNY	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2013 User generated content USD ($)	Dec. 31, 2013 User generated content CNY	Dec. 31, 2012 User generated content CNY	Dec. 31, 2013 Domain name, trademark and online video license USD ($)	Dec. 31, 2013 Domain name, trademark and online video license CNY	Dec. 31, 2012 Domain name, trademark and online video license CNY	Dec. 31, 2013 Cayman Islands	Dec. 31, 2013 British Virgin Island StarCloud	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2013 PRC 1Verge Information	Dec. 31, 2012 PRC 1Verge Information	Dec. 31, 2013 PRC HNTE	Dec. 31, 2013 PRC HNTE 1Verge Internet	Dec. 31, 2012 PRC HNTE 1Verge Internet	Dec. 31, 2011 PRC HNTE 1Verge Internet	Dec. 31, 2010 PRC HNTE 1Verge Internet	Dec. 31, 2015 PRC HNTE 1Verge Internet Future	Dec. 31, 2014 PRC HNTE 1Verge Internet Future	Dec. 31, 2011 PRC HNTE 1Verge Information	Dec. 31, 2010 PRC HNTE 1Verge Information	Dec. 31, 2009 PRC HNTE 1Verge Information
INCOME TAXES
Withholding tax rate (as a percent)																				0.00%	0.00%
Income tax rate (as a percent)																						25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)																														15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Withholding tax rate (as a percent)																						10.00%
Loss before income tax
Non-PRC	$ (64,651)	(391,377)	(452,545)	(47,756)
PRC	(31,113)	(188,353)	25,126	(124,348)
Loss before income taxes	(95,764)	(579,730)	(427,419)	(172,104)
Components of income tax expense or (benefit)
Current income tax expense	558	3,377	6,537
Deferred income tax benefit	(390)	(2,363)	(9,953)
Income tax (benefit) expense	168	1,014	(3,416)
Reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss
Income tax benefit at PRC statutory rate	(23,941)	(144,933)	(106,855)	(43,026)
International tax rate difference jurisdiction	16,279	98,550	114,516	11,939
Other adjustments	235	1,422	254
Permanent difference	(1,821)	(11,028)	7,915	6,960
Change in unrecognized tax benefit	1,248	7,557	775	1,425
Effect of preferential tax treatment	1,483	8,976	7,086	2,932
Effect of tax rate change on deferred taxes	1,810	10,957	(7,542)	(16,382)
Expired net operating losses	7,293	44,152	17,652
Change in valuation allowance	(2,418)	(14,639)	(37,217)	36,152
Income tax (benefit) expense	168	1,014	(3,416)
Deferred tax assets, current portion:
Advertising expenses	13	77	8,883
Accrued payroll	5,035	30,481	26,073
Accrued expenses	2,522	15,269	12,829
Revenue on last deliverable basis	721	4,363	3,952
Bad debt provision	6,372	38,573	23,321
Others	635	3,844	516
Valuation allowance	(14,002)	(84,764)	(65,104)
Deferred tax assets, current portion, net	1,296	7,843	10,470
Deferred tax liabilities, current portion
Intangible assets appreciation			(135)
Deferred tax liabilities, current portion			(135)
Deferred tax assets, non-current portion:
Net operating losses carried forward	25,733	155,780	240,582
Fixed assets (accumulated depreciation)			2,651
Copyrights amortization	23,083	139,740	106,083
Impairment of intangible assets and fixed assets	2,379	14,403
Valuation allowance	(49,750)	(301,173)	(335,472)
Deferred tax assets, non-current portion, net	1,445	8,750	13,844
Deferred tax liabilities, non-current portion
Deferred tax liabilities, Intangible assets					(757)	(4,585)	(6,481)	(168)	(1,014)	(1,808)	(1,127)	(6,824)	(9,647)	(323)	(1,955)	(8,957)	(34,908)	(211,325)	(211,325)
Fixed assets (accumulated depreciation)	(424)	(2,566)
Deferred tax liabilities, non-current portion	(37,707)	(228,269)	(238,218)
Deferred tax liabilities, non-current portion, net	(36,262)	(219,519)	(224,374)
Operating loss carry forwards
Net operating loss available carry forwards per income tax returns	124,517	753,788
Unrecognized tax benefits
Beginning balance	16,455	99,613	22,076	20,651
Addition from acquisitions			80,870
Additions based on tax position of the current year	27,165	164,448	775	1,425
Reductions for tax positions of the current year	(1,442)	(8,729)	(3,882)
Reductions due to lapse of applicable statute of limitations	(266)	(1,609)	(226)
Ending balance	41,912	253,723	99,613	22,076
Unrecognized tax benefits that would impact effective tax rate, if recognized	1,162	7,033	775	344
Interest and penalties recorded		0	0	0